Exhibit 99.6 Schedule 2

Exception Detail
Run Date - 02/17/2026 7:15:37 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
164048	XXXXXXXXXX	XXXXXXXXXX	6403857	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide conditional approval.	Documentation has been provided.		Client 09/28/2021 09:07 AM; please see approval Reviewer 09/30/2021 09:00 AM; cleared 9/29	09/28/2021			A	1	XXXXXXXXXX	CA	1	3	C	A	C	A	A	A	A	A		Non-QM	1
164048	XXXXXXXXXX	XXXXXXXXXX	6746218	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide conditional approval.	Documentation has been provided.		Client 09/28/2021 09:07 AM; please see approval Reviewer 09/30/2021 09:00 AM; cleared 9/29	09/28/2021			A	1	XXXXXXXXXX	CA	1	3	C	A	C	A	A	A	A	A		Non-QM	1
164048	XXXXXXXXXX	XXXXXXXXXX	6899486	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide conditional approval.	Documentation has been provided.		Client 09/28/2021 09:07 AM; please see approval Reviewer 09/30/2021 09:00 AM; cleared 9/29	09/28/2021			A	1	XXXXXXXXXX	CA	1	3	C	A	C	A	A	A	A	A		Non-QM	1